FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Foreign currency increase (decrease)	(10.00%)
Impact of foreign currency increase (decrease)	$ (718,280)	$ 11,331,232
Change in interest rates	1.00%
Impact of increase (decrease) in interest rates	$ 1,107,000	$ 131,000